Share-based compensation - Summary of Stock Option Activity and Related Information (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding, end of year	2,015,975
Number of Options Exercisable, end of year	1,450,800
Weighted Average Exercise Price, Outstanding, end of year	$ 3.62
Weighted Average Exercise Price, Exercisable, end of year	$ 4.47
Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding, beginning of year	3,662,575	7,612,625
Number of Options, Exercised	(154,975)	(1,577,225)
Number of Options, Forfeited	(1,491,625)	(2,372,825)
Number of Options Outstanding, end of year	2,015,975	3,662,575
Number of Options Exercisable, end of year	1,450,800	1,980,876
Weighted Average Exercise Price Outstanding, beginning of year	$ 4.60	$ 6.01
Weighted Average Exercise Price, Exercised	1.20	1.44
Weighted Average Exercise Price, Forfeited	6.27	11.22
Weighted Average Exercise Price, Outstanding, end of year	3.62	4.60
Weighted Average Exercise Price, Exercisable, end of year	$ 4.47	$ 6.50